Shareholder Report, Holdings (Details) - C000012485	Jun. 30, 2026
BrightSpring Health Services, Inc.None_10950A106
Holdings [Line Items]
Percent of Total Investments	2.99%
Hinge Health, Inc.NoneA_433313103
Holdings [Line Items]
Percent of Total Investments	2.52%
Ultra Clean Holdings, Inc.None_90385V107
Holdings [Line Items]
Percent of Total Investments	2.35%
Xometry, Inc.NoneA_98423F109
Holdings [Line Items]
Percent of Total Investments	2.14%
Silicon Motion Technology Corp.ADR_82706C108
Holdings [Line Items]
Percent of Total Investments	2.06%
Solaris Energy Infrastructure, Inc.NoneA_83418M103
Holdings [Line Items]
Percent of Total Investments	2.04%
Extreme Networks, Inc.None_30226D106
Holdings [Line Items]
Percent of Total Investments	1.86%
RBC Bearings, Inc.None_75524B104
Holdings [Line Items]
Percent of Total Investments	1.80%
DigitalOcean Holdings, Inc.None_25402D102
Holdings [Line Items]
Percent of Total Investments	1.76%
Corcept Therapeutics, Inc.None_218352102
Holdings [Line Items]
Percent of Total Investments	1.73%
Information Technology
Holdings [Line Items]
Percent of Total Investments	28.80%
Health-Care
Holdings [Line Items]
Percent of Total Investments	26.90%
Industrials
Holdings [Line Items]
Percent of Total Investments	24.40%
Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.00%
Financials
Holdings [Line Items]
Percent of Total Investments	5.70%
Energy
Holdings [Line Items]
Percent of Total Investments	2.00%
Communication Services
Holdings [Line Items]
Percent of Total Investments	1.20%
Consumer Staples
Holdings [Line Items]
Percent of Total Investments	0.50%
Materials
Holdings [Line Items]
Percent of Total Investments	0.50%
Common Stock
Holdings [Line Items]
Percent of Total Investments	98.70%
Money Market Fund
Holdings [Line Items]
Percent of Total Investments	1.30%